Investment Objectives and Goals - KraneShares Actuator ETF	Sep. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Actuator ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KraneShares Actuator ETF (the “Fund”) seeks growth of capital.